Financing Obligation - Schedule of Financing Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Obligation [Abstract]
Amortization of financing obligation assets	$ 433	$ 215
Interest on financing liabilities	1,076	475
Total financing liabilities	$ 1,509	$ 690